Financial Instruments (Schedule of Contractual Maturities of Financial Liabilities) (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-derivative financial liabilities
Lease liabilities	€ 15,627
Derivative finance liabilities
Currency swap	197	€ (2,117)
Carrying amount [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	93,320	66,092
Debentures	71,584	51,343
Lease liabilities	15,627
Trade payables and other accounts payable	2,928	4,819
Total non-derivative financial liabilities	183,459	122,254
Derivative finance liabilities
Forward contracts	252	977
Currency swap		2,117
Swap contracts	7,685	632
Total derivative finance liabilities	7,937	3,726
Contractual cash flows [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	100,415	71,826
Debentures	78,235	58,667
Lease liabilities	25,859
Trade payables and other accounts payable	2,928	4,819
Total non-derivative financial liabilities	207,437	135,312
Derivative finance liabilities
Forward contracts	252	977
Currency swap		2,117
Swap contracts	7,685	632
Total derivative finance liabilities	7,937	3,726
Less than one year [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	5,075	7,350
Debentures	28,718	11,029
Lease liabilities	462
Trade payables and other accounts payable	2,928	4,819
Total non-derivative financial liabilities	37,183	23,198
Derivative finance liabilities
Forward contracts
Currency swap		192
Swap contracts	766	173
Total derivative finance liabilities	766	365
Second year [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	9,041	7,805
Debentures	8,615	10,656
Lease liabilities	806
Trade payables and other accounts payable
Total non-derivative financial liabilities	18,462	18,461
Derivative finance liabilities
Forward contracts	252
Currency swap		622
Swap contracts	2,682	263
Total derivative finance liabilities	2,934	885
3-5 year [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	19,154	22,501
Debentures	33,899	31,133
Lease liabilities	2,417
Trade payables and other accounts payable
Total non-derivative financial liabilities	55,470	53,634
Derivative finance liabilities
Forward contracts		977
Currency swap		947
Swap contracts	2,172	155
Total derivative finance liabilities	2,172	2,079
More than five years [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	67,145	34,170
Debentures	7,003	5,849
Lease liabilities	22,174
Trade payables and other accounts payable
Total non-derivative financial liabilities	96,322	40,019
Derivative finance liabilities
Forward contracts
Currency swap		356
Swap contracts	2,065	41
Total derivative finance liabilities	€ 2,065	€ 397